Stock Based Compensation	12 Months Ended
Dec. 31, 2018
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

30. STOCK-BASED COMPENSATION

Employee Common Share Purchase Plan and Common Shareholders Dividend Reinvestment and Share Purchase Plan

Eligible employees may participate in Emera’s Employee Common Share Purchase Plan to which employees make cash contributions of a minimum of $25 to a maximum of $8,000 per year for the purpose of purchasing common shares of Emera. The Company also contributes to the plan a percentage of the employees’ contributions. If an employee contributes any amount up to $3,000 to that employee’s plan account, the Company will contribute 20 per cent of that amount. When an employee contributes any amount over $3,000, up to the $8,000 maximum, the Company will contribute 10 per cent of that amount.

The plan allows the reinvestment of dividends. The maximum aggregate number of Emera common shares reserved for issuance under this plan is 4 million common shares. As at December 31, 2018, Emera is in compliance with this requirement.

Compensation cost for shares issued by Emera for the year ended December 31, 2018 under the Employee Common Share Purchase Plan was $1 million (2017 – $1 million) and is included in “OM&G” on the Consolidated Statements of Income.

The Company also has a Common Shareholders Dividend Reinvestment and Share Purchase Plan (“Dividend Reinvestment Plan”) or (“DRIP”), which provides an opportunity for shareholders to reinvest dividends for the purpose of purchasing common shares. This plan provides for a discount of up to 5 per cent from the average market price of Emera’s common shares for common shares.

Stock-Based Compensation Plans

Stock Option Plan

The Company has a stock option plan that grants options to senior management of the Company for a maximum term of ten years. The option price of the stock options is the closing market price of the stocks on the day before the option is granted. The maximum aggregate number of shares issuable under this plan is 11.7 million shares. As at December 31, 2018, Emera is in compliance with this requirement.

Stock options vest in 25 per cent increments on the first, second, third and fourth anniversaries of the date of the grant. If an option is not exercised within ten years, it expires and the optionee loses all rights thereunder. The holder of the option has no rights as a shareholder until the option is exercised and shares have been issued. The total number of stocks to be optioned to any optionee shall not exceed five per cent of the issued and outstanding common stocks on the date the option is granted.

Unless a stock option has expired, vested options may be exercised within the 24 months following the option holders date of retirement or termination for other than just cause, and within six months following the date of termination for just cause, resignation or death. If stock options are not exercised within such time, they expire.

The Company uses the Black-Scholes valuation model to estimate the compensation expense related to its stock-based compensation and recognizes the expense over the vesting period on a straight-line basis.

The following table shows the weighted average fair values per stock option along with the assumptions incorporated into the valuation models for options granted, for the year-ended December:

	2018	2017
Weighted average fair value per option	$1.70	$2.37
Expected term (1)	6 years	5 years
Risk-free interest rate (2)	2.13%	1.22%
Expected dividend yield (3)	5.69%	4.60%
Expected volatility (4)	13.71%	14.41%
(1) The expected term of the option awards is calculated based on historical exercise behaviour and represents the period of time that the options are expected to be outstanding.
(2) Based on the Bank of Canada five-year government bond yields.
(3) Incorporates current dividend rates and historical dividend increase patterns.
(4) Estimated using the five-year historical volatility.

The following table summarizes stock option information for 2018:

	Total Options		Non-Vested Options(1)
	Number of Options	Weighted average exercise price per share	Number of Options	Weighted average grant date fair-value
Outstanding as at December 31, 2017	3,643,575	$39.42	1,739,650	$2.52
Granted	627,600	39.93	627,600	1.70
Exercised	(23,800)	24.98	N/A	N/A
Vested	N/A	N/A	(666,125)	2.51
Forfeited	(11,700)	45.10	(11,700)	2.54
Expired	(10,100)	39.93	(10,100)	1.70
Options outstanding December 31, 2018	4,225,575	$39.56	1,679,325	$2.22
Options exercisable December 31, 2018 (2)(3)	2,546,250	$37.15
(1) As at December 31, 2018, there was $5 million of unrecognized compensation related to stock options not yet vested which is expected to be recognized over a weighted average period of approximately 2.2 years (2017 - $3 million, 2.5 years).
(2) As at December 31, 2018, the weighted average remaining term of vested options was 5.1 years with an aggregate intrinsic value of $18 million (2017 - 5.4 years, $22 million).
(3) As at December 31, 2018, the fair value of options that vested in the year was $2 million (2017 - $2 million).

Compensation cost recognized for stock options for the year ended December 31, 2018 was $1 million (2017 – $2 million), which is included in “Operating, maintenance and general” on the Consolidated Statements of Income.

As at December 31, 2018, cash received from option exercises was $1 million (2017 – $3 million). The total intrinsic value of options exercised for the year ended December 31, 2018 was $1 million (2017 – $2 million). The range of exercise prices for the options outstanding as at December 31, 2018 was $21.99 to $46.19 (2017 – $21.58 to $46.19).

Share Unit Plans

The Company has DSU and PSU plans and the liabilities are marked-to-market at the end of each period based on the common share price at the end of the period.

Deferred Share Unit Plans

Under the Directors’ DSU plan, Directors of the Company may elect to receive all or any portion of their compensation in DSUs in lieu of cash compensation, subject to requirements to receive a minimum portion of their annual retainer in DSUs. Directors’ fees are paid on a quarterly basis and, at the time of each payment of fees, the applicable amount is converted to DSUs. A DSU has a value equal to one Emera common share. When a dividend is paid on Emera’s common shares, the Director’s DSU account is credited with additional DSUs, also referred to as DRIP. DSUs cannot be redeemed for cash until the Director retires, resigns or otherwise leaves the Board. The cash redemption value of a DSU equals the market value of a common share at the time of redemption, pursuant to the plan. Following retirement or resignation from the Board, the value of the DSUs credited to the participant’s account is calculated by multiplying the number of DSUs in the participant’s account by the average of Emera’s stock closing price during the ten trading days ending on the tenth trading day prior to the payment date.

Under the executive and senior management DSU plan, each participant may elect to defer all or a percentage of their annual incentive award in the form of DSUs with the understanding, for participants who are subject to executive share ownership guidelines, a minimum of 50 per cent of the value of their actual annual incentive award (25 per cent in the first year of the program) will be payable in DSUs until the applicable guidelines are met.

When incentive awards are determined, the amount elected is converted to DSUs, which have a value equal to the market price of an Emera common share. When a dividend is paid on Emera’s common shares, each participant’s DSU account is allocated additional DSUs equal in value to the dividends paid on an equivalent number of Emera common shares. Following termination of employment or retirement, and by December 15 of the calendar year after termination or retirement, the value of the DSUs credited to the participant’s account is calculated by multiplying the number of DSUs in the participant’s account by the average of Emera’s stock closing price for the fifty trading days prior to a given calculation date. Payments are usually made in cash. At the sole discretion of the Management Resources and Compensation Committee (“MRCC”), payments may be made in the form of actual shares.

In addition, special DSU awards may be made from time to time by the MRCC to selected executives and senior management to recognize singular achievements or to achieve certain corporate objectives.

A summary of the activity related to employee and director DSUs for the year ended December 31, 2018 is presented in the following table:

	Employee DSU	Weighted Average Grant Date Fair Value	Director DSU	Weighted Average Grant Date Fair Value
Outstanding as at December 31, 2017	751,600	$28.44	472,485	$35.33
Granted including DRIP	90,549	38.72	101,676	43.93
Exercised	(5,040)	30.15	(10,640)	25.31
Outstanding and exercisable as at December 31, 2018	837,109	$29.54	563,521	$37.07

Compensation cost recognized for employee and director DSU for the year ended December 31, 2018 was $2 million (2017 – $7 million). Tax benefits related to this compensation cost for share units realized for the year ended December 31, 2018 were $1 million (2017 – $2 million). The aggregate intrinsic value of the outstanding shares for the year ended December 31, 2018 was $37 million (2017 - $35 million).

Performance Share Unit Plan

Under the PSU plan, executive and senior employees are eligible for long-term incentives payable through the PSU plan. PSUs are granted annually for three-year overlapping performance cycles, resulting in a cash payment. PSUs are granted based on the average of Emera’s stock closing price for the fifty trading days prior to a given calculation date. Dividend equivalents are awarded and paid in the form of additional PSUs, also referred to as DRIP. The PSU value varies according to the Emera common share market price and corporate performance.

PSUs vest at the end of the three-year cycle and will be calculated and approved by the MRCC early in the following year. The value of the payout considers actual service over the performance cycle and will be pro-rated in the case of termination, disability or death.

A summary of the activity related to employee PSUs for the year ended December 31, 2018 is presented in the following table:

	Employee PSU	Weighted Average Grant Date Fair Value	Aggregate intrinsic value
Outstanding as at December 31, 2017	829,998	$43.41	$41.1
Granted including DRIP	486,181	47.84
Exercised	(176,805)	38.85
Forfeited	(12,260)	44.88
Outstanding as at December 31, 2018	1,127,114	$46.02	$56.9

Compensation cost recognized for the PSU plan for the year ended December 31, 2018 was $14 million (2017 – $14 million). Tax benefits related to this compensation cost for share units realized for the year ended December 31, 2018 were $4 million (2017 – $4 million).